Share Capital (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) vote_per_share £ / shares shares	Jun. 30, 2020 GBP (£) £ / shares shares
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Share capital, shares authorized, value | £	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	55,718,456	54,928,169
Share capital | £	£ 1,114	£ 1,099
Number of shares issued (in shares)	790,287	502,842
Restricted period of time for share transfers (in days)	180 days
Conversion ratio of ordinary shares	1
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	37,841,734	28,823,893
Share capital | £	£ 756	£ 577
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	17,876,722	20,455,733
Share capital | £	£ 358	£ 409
Number of votes per share | vote_per_share	10
Restricted period of time for share transfers (in days)	180 days
Class B ordinary shares | 18 Month Anniversary
Number of shares issued [Abstract]
Percentage limitation of share transfer	25.00%
Class B ordinary shares | Third Anniversary
Number of shares issued [Abstract]
Percentage limitation of share transfer	40.00%
Class B ordinary shares | Fifth Anniversary
Number of shares issued [Abstract]
Percentage limitation of share transfer	60.00%
Class C ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	0	5,648,543
Share capital | £	£ 0	£ 113
Number of votes per share | vote_per_share	1